JPMorgan SmartRetirement® Blend 2025 Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 43.8%
Fixed Income — 18.9%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	26,910	195,098
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,907	31,746
JPMorgan High Yield Fund Class R6 Shares (a)	19,367	125,695
Total Fixed Income		352,539
International Equity — 2.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,699	37,171
U.S. Equity — 22.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	4,350	425,605
Total Investment Companies (Cost $562,187)		815,315
Exchange-Traded Funds — 22.9%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	163	15,578
Fixed Income — 4.5%
JPMorgan Inflation Managed Bond ETF (a)	1,715	82,981
International Equity — 12.9%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	570	37,479
JPMorgan BetaBuilders International Equity ETF (a)	2,756	201,534
Total International Equity		239,013
U.S. Equity — 4.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	521	56,521
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	417	31,301
Total U.S. Equity		87,822
Total Exchange-Traded Funds (Cost $312,014)		425,394
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 9.1%
U.S. Treasury Bonds
3.13%, 2/15/2043	2,740	2,194
3.88%, 2/15/2043	11,305	10,045
3.88%, 5/15/2043	325	288
4.38%, 8/15/2043	4,523	4,269
4.13%, 8/15/2044	9,090	8,247
1.38%, 8/15/2050	14,911	7,291
1.63%, 11/15/2050	1,336	697
3.00%, 8/15/2052	7,385	5,250
4.75%, 5/15/2055	200	195
U.S. Treasury Notes
3.75%, 4/30/2027 (b)	1,835	1,834
1.00%, 7/31/2028	4,245	3,981
3.25%, 6/30/2029	575	565
3.13%, 8/31/2029	2,006	1,959

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.88%, 9/30/2029	1,470	1,470
3.50%, 1/31/2030	3,830	3,777
3.63%, 3/31/2030	17,050	16,874
4.13%, 8/31/2030	8,499	8,564
4.88%, 10/31/2030	4,000	4,156
4.13%, 2/29/2032	19,600	19,673
3.88%, 8/31/2032	2,950	2,913
3.88%, 12/31/2032	2,053	2,023
3.50%, 2/15/2033	945	909
3.88%, 8/15/2033	7,220	7,088
4.00%, 2/15/2034	4,770	4,705
3.88%, 8/15/2034	16,798	16,371
4.25%, 11/15/2034	12,960	12,956
U.S. Treasury STRIPS Bonds
4.08%, 8/15/2034 (c)	6,328	4,419
4.10%, 11/15/2034 (c)	2,403	1,657
4.28%, 2/15/2035 (c)	526	358
4.26%, 8/15/2035 (c)	2,231	1,481
4.28%, 2/15/2036 (c)	611	395
4.29%, 5/15/2036 (c)	2,889	1,842
4.47%, 8/15/2036 (c)	2,374	1,493
4.44%, 11/15/2036 (c)	1,217	755
4.46%, 2/15/2037 (c)	1,298	794
4.49%, 5/15/2037 (c)	5,411	3,265
4.36%, 8/15/2037 (c)	490	291
4.37%, 11/15/2037 (c)	354	207
6.49%, 8/15/2040 (c)	6,753	3,351
5.29%, 11/15/2040 (c)	1,040	508
5.32%, 2/15/2041 (c)	665	320
Total U.S. Treasury Obligations (Cost $173,899)		169,430
Corporate Bonds — 8.5%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	1,722	1,698
3.45%, 11/1/2028	200	195
6.53%, 5/1/2034	225	245
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (d)	485	481
L3Harris Technologies, Inc.
5.25%, 6/1/2031	250	256
5.40%, 7/31/2033	206	211
Leidos, Inc. 5.00%, 3/15/2036	210	203
Northrop Grumman Corp.
5.15%, 5/1/2040	242	236
3.85%, 4/15/2045	220	173

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
RTX Corp.
5.15%, 2/27/2033	155	158
2.82%, 9/1/2051	385	236
		4,092
Automobiles — 0.1%
Hyundai Capital America 2.38%, 10/15/2027 (d)	835	808
Banks — 2.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	200	203
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	400	419
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	665	677
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	400	389
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	197
6.61%, 11/7/2028	600	631
4.55%, 11/6/2030	200	197
5.13%, 11/6/2035	200	195
Bank of America Corp.
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	675	611
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	460	469
(SOFR + 1.13%), 5.05%, 2/6/2037 (e)	1,435	1,416
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	215	212
(SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	210	215
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (d)	250	255
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	78	79
(SOFR + 1.05%), 4.81%, 2/2/2034 (e)	355	350
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (d)	200	205
5.54%, 1/22/2030 (d)	200	206
4.54%, 1/15/2031 (d)	200	197
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	179
(SOFR + 2.98%), 6.22%, 5/9/2034 (e)	480	503
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	200	202
(SOFR + 1.51%), 5.21%, 2/24/2037 (e)	200	194
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	364	343
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	675	685
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	285	292
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	795	807
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	325	336

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BPCE SA (France)
(SOFR + 2.27%), 6.71%, 10/19/2029 (d) (e)	300	314
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	815	826
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	615	629
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (e)	260	272
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	680	695
CaixaBank SA (Spain) (SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	660	664
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	502	495
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	940	954
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	403	402
(SOFR + 1.17%), 4.50%, 9/11/2031 (e)	265	262
(SOFR + 1.49%), 5.17%, 9/11/2036 (e)	235	233
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (e)	455	459
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	270	273
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (e)	311	315
(SOFR + 1.36%), 4.82%, 9/25/2033 (d) (e)	455	446
(SOFR + 1.43%), 5.26%, 1/12/2037 (d) (e)	450	440
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (e)	400	411
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	285	287
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (d) (e)	335	326
(SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	340	343
(SOFR + 1.05%), 4.38%, 11/4/2031 (d) (e)	800	789
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (e)	416	429
(SOFR + 1.24%), 5.14%, 1/29/2037 (e)	175	170
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,885	1,817
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	205	194
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	440	448
(SOFR + 1.29%), 5.13%, 3/3/2031 (e)	200	202
(SOFR + 1.19%), 4.62%, 11/6/2031 (e)	200	197
(SOFR + 1.21%), 4.68%, 3/10/2032 (e)	395	390
(SOFR + 1.43%), 5.13%, 11/6/2036 (e)	240	235
(SOFR + 1.55%), 5.28%, 3/10/2037 (e)	500	491
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	190	193
Huntington National Bank (The) 5.65%, 1/10/2030	337	349
ING Groep NV (Netherlands)
Series VAR, (SOFRINDX + 1.26%), 4.80%, 3/23/2032 (e)	290	288
(SOFRINDX + 1.61%), 5.42%, 3/23/2037 (e)	200	199
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (e)	225	226

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (e)	775	763
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	985	995
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (e)	255	257
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (e)	390	376
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (e)	410	414
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (e)	365	362
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (e)	355	349
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	550	563
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	405	404
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	645	648
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (e)	200	201
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (e)	200	202
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	210	209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (e)	355	367
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	435	447
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	250	249
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	264	264
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	415	417
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	395	396
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	265	274
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	230	229
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	360	371
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	215	215
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	245	252
Skandinaviska Enskilda Banken AB (Sweden)
5.38%, 3/5/2029 (d)	410	420
4.50%, 9/3/2030 (d)	270	268
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	288	290
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	270	269
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (e)	825	842
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	625	561
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	214	221
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (e)	330	323
(SOFR + 1.60%), 5.40%, 4/10/2037 (d) (e)	670	648
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (d) (e)	200	194
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	420	435
5.42%, 7/9/2031	550	563

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.38%), 4.95%, 7/8/2033 (e)	500	498
(SOFR + 1.36%), 5.57%, 1/15/2047 (e)	440	426
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	190	192
5.30%, 1/30/2032	265	272
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	155	155
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	156	166
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	795	804
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	140	140
(SOFR + 1.40%), 4.96%, 10/23/2036 (e)	385	373
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	199
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	330	335
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,699
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	90	92
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	80	81
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	88	88
(SOFR + 2.02%), 5.39%, 4/24/2034 (e)	107	109
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	95	97
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	800	814
(SOFR + 1.74%), 5.61%, 4/23/2036 (e)	217	222
(SOFR + 1.10%), 4.96%, 1/23/2037 (e)	210	205
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	156	117
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	320	265
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (d)	540	551
		49,089
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	224
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	280	283
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (d)	70	70
5.70%, 3/26/2036 (d)	99	98
		675
Biotechnology — 0.2%
AbbVie, Inc.
5.05%, 3/15/2034	590	599
4.75%, 3/15/2036	95	93
4.05%, 11/21/2039	500	439
4.25%, 11/21/2049	240	195
5.55%, 3/15/2056	150	147
Amgen, Inc.
4.85%, 2/19/2036	235	231
5.65%, 3/2/2053	820	794
Biogen, Inc. 5.75%, 5/15/2035	235	243
		2,741

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — 0.1%
Amazon.com, Inc.
4.88%, 3/13/2036	209	207
3.95%, 4/13/2052	530	406
5.80%, 3/13/2056	220	220
		833
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	165	147
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	190	208
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	185
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	388	383
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	230	233
5.41%, 5/10/2029	230	236
(SOFR + 1.70%), 5.00%, 9/11/2030 (e)	160	161
(SOFR + 1.30%), 4.95%, 8/4/2031 (e)	190	189
(SOFR + 3.04%), 3.55%, 9/18/2031 (e)	150	141
(SOFR + 1.10%), 4.47%, 12/10/2031 (e)	150	147
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	528	519
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	250	262
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	535	541
(SOFR + 1.58%), 5.22%, 4/23/2031 (e)	137	139
(SOFR + 0.96%), 4.52%, 1/21/2032 (e)	600	591
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	1,140	1,144
(SOFR + 1.33%), 4.94%, 10/21/2036 (e)	700	678
(SOFR + 1.19%), 5.07%, 1/21/2037 (e)	550	538
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	250	224
Morgan Stanley
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	220	223
(SOFR + 1.20%), 4.71%, 3/12/2032 (e)	435	432
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	710	627
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	132	134
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	300	301
(SOFR + 1.18%), 5.07%, 1/30/2037 (e)	535	524
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	245	185
(SOFR + 1.78%), 5.90%, 3/13/2047 (e)	605	602
Nasdaq, Inc. 5.55%, 2/15/2034	79	81
State Street Corp. (SOFR + 1.22%), 4.78%, 10/23/2036 (e)	170	165
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (d) (e)	245	240
(SOFR + 1.73%), 3.09%, 5/14/2032 (d) (e)	251	230
(SOFR + 1.29%), 4.84%, 11/6/2033 (d) (e)	630	620
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (e)	200	213

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.34%), 5.01%, 3/23/2037 (d) (e)	515	498
(SOFR + 1.34%), 5.20%, 8/10/2037 (d) (e)	200	195
		11,789
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	933	919
5.42%, 11/15/2048	64	59
EIDP, Inc. 5.13%, 5/15/2032	445	451
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	370	330
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	107
		1,866
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	530	552
5.04%, 3/25/2030 (d)	140	142
		694
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	300	296
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
5.10%, 1/19/2029	175	177
3.30%, 1/30/2032	150	136
4.75%, 1/15/2033	190	185
5.00%, 11/15/2035	210	203
Aircastle Ltd.
5.25%, 3/15/2030 (d)	225	227
5.75%, 10/1/2031 (d)	150	154
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	165	165
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	270	275
(SOFR + 1.24%), 4.80%, 10/24/2036 (e)	210	203
Avolon Holdings Funding Ltd. (Ireland)
4.25%, 4/15/2026 (d)	25	25
4.38%, 5/1/2026 (d)	110	110
2.53%, 11/18/2027 (d)	343	332
4.95%, 1/15/2028 (d)	338	339
5.75%, 3/1/2029 (d)	85	87
4.20%, 4/15/2029 (d)	175	172
5.15%, 1/15/2030 (d)	285	286
4.90%, 10/10/2030 (d)	125	124
4.70%, 1/30/2031 (d)	215	210
4.95%, 10/15/2032 (d)	77	75
4.85%, 4/1/2033 (d)	332	318
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	180	185

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	235	206
(SOFR + 1.63%), 5.20%, 9/11/2036 (e)	200	194
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	115	115
5.15%, 3/17/2030 (d)	34	34
		4,537
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	120	118
5.50%, 9/15/2054	90	84
		202
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	345	335
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	259	259
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	335	338
		932
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	85
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	470	466
4.70%, 3/15/2033	55	53
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	363
WP Carey, Inc. 2.40%, 2/1/2031	183	164
		1,046
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
3.50%, 6/1/2041	664	515
3.55%, 9/15/2055	398	259
Comcast Corp.
5.17%, 1/15/2037 (d)	373	363
3.25%, 11/1/2039	431	333
2.80%, 1/15/2051	585	334
5.35%, 5/15/2053	745	659
Orange SA (France) 5.00%, 1/13/2036 (d)	610	599
		3,062
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	280	263
5.65%, 6/1/2054	190	184
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	786	799
Duke Energy Corp.
6.10%, 9/15/2053	580	582
5.70%, 9/15/2055	215	203

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	83
Duke Energy Progress LLC 2.90%, 8/15/2051	170	105
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	841	861
Edison International
5.75%, 6/15/2027	265	267
5.25%, 11/15/2028	500	504
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	220	230
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	209
ENEL Finance International NV (Italy) 5.00%, 9/30/2035 (d)	285	276
Entergy Arkansas LLC 2.65%, 6/15/2051	88	51
Entergy Louisiana LLC
4.00%, 3/15/2033	202	192
2.90%, 3/15/2051	80	49
5.70%, 3/15/2054	140	136
Evergy Metro, Inc. 5.40%, 4/1/2034	240	247
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	577	589
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	282	285
Evergy, Inc. 2.90%, 9/15/2029	272	258
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	560	554
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	235	195
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	156	146
5.40%, 6/1/2033 (d)	500	508
5.50%, 4/15/2036 (d) (f)	40	40
Jersey Central Power & Light Co. 5.10%, 1/15/2035	95	95
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	118	90
MidAmerican Energy Co. 5.85%, 9/15/2054	120	120
New England Power Co. 2.81%, 10/6/2050 (d)	328	196
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	410	385
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	60	59
NRG Energy, Inc.
2.45%, 12/2/2027 (d)	410	395
4.73%, 10/15/2030 (d)	555	550
Pacific Gas and Electric Co.
6.15%, 1/15/2033	250	261
6.40%, 6/15/2033	203	215
5.80%, 5/15/2034	442	453
6.00%, 8/15/2035	750	775
4.30%, 3/15/2045	90	70
6.75%, 1/15/2053	125	130
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,435	2,390
Series A-3, 5.54%, 7/15/2047	200	198
Series A-3, 5.53%, 6/1/2049	340	334
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	130
Series A-4, 5.21%, 12/1/2047	80	75

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series A-5, 5.10%, 6/1/2052	150	139
PPL Capital Funding, Inc. 5.25%, 9/1/2034	165	166
Public Service Co. of Oklahoma
5.25%, 1/15/2033	240	243
5.20%, 1/15/2035	70	70
Public Service Electric and Gas Co. 3.00%, 3/1/2051	410	263
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	167	161
5.34%, 3/15/2045	235	233
Series A-2, 5.11%, 12/15/2047	80	75
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	156	157
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	152	114
5.88%, 12/1/2053	134	127
5.75%, 4/15/2054	505	469
Southern Co. (The) 5.20%, 6/15/2033	321	324
Union Electric Co.
5.20%, 4/1/2034	360	366
3.90%, 4/1/2052	198	148
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	34	35
5.70%, 12/30/2034 (d)	95	96
5.35%, 1/31/2036 (d)	190	186
		18,109
Electronic Equipment, Instruments & Components — 0.0% ^
Amphenol Corp. 5.30%, 11/15/2055	330	310
Energy Equipment & Services — 0.0% ^
Baker Hughes Holdings LLC 5.00%, 6/15/2036	300	295
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	366	363
5.40%, 6/12/2029	590	603
		966
Financial Services — 0.2%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	117
Fidelity National Information Services, Inc. 4.80%, 3/10/2031	208	206
Fiserv, Inc. 5.15%, 8/12/2034	700	680
Global Payments, Inc.
3.20%, 8/15/2029	395	372
5.30%, 8/15/2029	71	71
5.40%, 3/15/2033	102	100
5.55%, 11/15/2035	690	665
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (e)	260	258
5.13%, 7/29/2029 (d)	602	612

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
(SOFR + 1.65%), 5.54%, 7/14/2036 (d) (e)	200	201
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	795	795
		4,077
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	159	145
4.65%, 9/17/2034	298	289
5.15%, 8/4/2035	240	239
JBS NV
3.75%, 12/1/2031	285	266
6.75%, 3/15/2034	251	276
5.95%, 4/20/2035	105	109
5.50%, 1/15/2036	440	440
6.50%, 12/1/2052	35	35
6.38%, 4/15/2066	495	486
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	220
4.38%, 6/1/2046	137	107
4.88%, 10/1/2049	235	192
Mars, Inc.
5.00%, 3/1/2032 (d)	250	253
5.65%, 5/1/2045 (d)	440	435
Tyson Foods, Inc. 5.70%, 3/15/2034	200	207
		3,699
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	150
Southern California Gas Co. 6.35%, 11/15/2052	150	158
		308
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	166
CSX Corp. 3.80%, 11/1/2046	241	184
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	200	203
Norfolk Southern Corp. 3.05%, 5/15/2050	237	152
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	800	799
Uber Technologies, Inc. 4.80%, 9/15/2034	150	147
		1,651
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	73
Solventum Corp. 5.60%, 3/23/2034	336	344
		417
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	140	129
Banner Health 1.90%, 1/1/2031	323	287
Cencora, Inc.
5.13%, 2/15/2034	770	776

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.25%, 3/1/2045	400	332
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	148
Cigna Group (The)
5.13%, 5/15/2031	600	612
3.20%, 3/15/2040	530	411
CommonSpirit Health
2.78%, 10/1/2030	195	179
3.91%, 10/1/2050	80	59
HCA, Inc.
3.63%, 3/15/2032	103	96
5.45%, 9/15/2034	380	384
5.75%, 3/1/2035	247	254
4.90%, 11/15/2035	150	145
5.50%, 6/15/2047	140	128
3.50%, 7/15/2051	125	83
5.95%, 9/15/2054	120	115
6.10%, 4/1/2064	425	410
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	119
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	35
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	115
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	142
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	108
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	236
		5,303
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	135	120
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	169
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	305	307
Constellation Energy Generation LLC
5.80%, 3/1/2033	46	48
5.75%, 10/1/2041	210	210
Southern Power Co. 5.15%, 9/15/2041	260	245
		810
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	135	134
Prologis LP 5.25%, 3/15/2054	332	310
		444
Insurance — 0.2%
Aon North America, Inc.
5.45%, 3/1/2034	350	357
5.75%, 3/1/2054	120	116
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	140
Corebridge Global Funding 4.90%, 8/21/2032 (d)	105	103

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	352	224
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	290	291
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	400	457
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	510	370
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (d)	600	614
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	150	149
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	70	56
3.30%, 5/15/2050 (d)	495	330
		3,207
Interactive Media & Services — 0.1%
Alphabet, Inc.
5.50%, 2/15/2046	210	208
5.65%, 2/15/2056	305	304
5.75%, 2/15/2066	190	188
Meta Platforms, Inc.
4.88%, 11/15/2035	480	471
5.50%, 11/15/2045	470	445
5.60%, 5/15/2053	245	229
5.40%, 8/15/2054	200	181
5.63%, 11/15/2055	200	187
		2,213
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	360	357
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	290	221
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	136
3.50%, 3/1/2042	115	79
3.70%, 4/1/2051	532	329
Time Warner Cable LLC 5.88%, 11/15/2040	235	213
		757
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (d)	495	509
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (d)	200	211
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (d)	398	362
5.63%, 4/4/2034 (d)	230	235
5.51%, 4/1/2036 (d)	80	80
		1,397
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	145
DTE Energy Co. 5.10%, 3/1/2029	600	610

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Engie SA (France) 5.63%, 4/10/2034 (d)	700	714
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200	203
Puget Energy, Inc. 5.73%, 3/15/2035	135	136
San Diego Gas & Electric Co.
2.95%, 8/15/2051	370	233
Series EEEE, 5.95%, 3/15/2056	110	110
Southern Co. Gas Capital Corp.
Series B, 5.10%, 9/15/2035	100	99
Series 21A, 3.15%, 9/30/2051	170	109
		2,359
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	295	267
Oil, Gas & Consumable Fuels — 0.5%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	150	147
5.80%, 10/1/2054 (d)	150	137
BP Capital Markets America, Inc. 2.77%, 11/10/2050	238	146
Cheniere Energy Partners LP 5.55%, 10/30/2035	145	148
Cheniere Energy, Inc. 5.65%, 4/15/2034	160	165
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	102	103
5.68%, 1/15/2034 (d)	148	151
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	530	537
5.96%, 2/15/2055 (d)	365	356
ConocoPhillips Co. 5.50%, 1/15/2055	265	253
Coterra Energy, Inc.
3.90%, 5/15/2027	155	154
5.40%, 2/15/2035	255	256
Devon Energy Corp. 5.75%, 9/15/2054	93	87
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	140	142
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	180	186
5.63%, 4/5/2034	335	346
5.45%, 3/27/2036	120	121
Energy Transfer LP
5.35%, 1/15/2036	79	78
5.00%, 5/15/2044 (g)	565	492
Eni SpA (Italy) 5.95%, 5/15/2054 (d)	200	199
Enterprise Products Operating LLC
4.95%, 2/15/2035	210	209
4.45%, 2/15/2043	354	306
Exxon Mobil Corp. 3.00%, 8/16/2039	734	583
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	217	175
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (d)	334	328
Kinder Morgan, Inc. 7.80%, 8/1/2031	500	570

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
MPLX LP 4.50%, 4/15/2038	130	117
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	210	193
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	40	38
ONEOK, Inc. 4.75%, 10/15/2031	490	485
Ovintiv, Inc. 6.25%, 7/15/2033	400	422
Pioneer Natural Resources Co. 2.15%, 1/15/2031	185	167
Shell Finance US, Inc. 3.13%, 11/7/2049 (d)	251	166
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	85	85
5.03%, 10/1/2029	95	96
Targa Resources Corp. 4.90%, 9/15/2030	445	449
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	369
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	350	364
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	105	89
		9,415
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	593	568
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	263
4.25%, 10/26/2049	230	185
3.70%, 3/15/2052	171	123
5.55%, 2/22/2054	27	26
Eli Lilly & Co. 5.00%, 2/9/2054	540	492
Merck & Co., Inc.
2.35%, 6/24/2040	348	247
2.90%, 12/10/2061	35	20
Novartis Capital Corp. 5.70%, 3/18/2056	90	90
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	355	322
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	750	493
		2,261
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	100	101
UDR, Inc. 2.10%, 8/1/2032	482	408
		509
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	173
2.50%, 8/16/2031	110	98
NNN REIT, Inc.
5.60%, 10/15/2033	100	103
5.50%, 6/15/2034	150	152
		526

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
5.15%, 11/15/2031	500	513
4.55%, 2/15/2032	216	214
4.80%, 2/15/2036	159	155
3.19%, 11/15/2036 (d)	228	191
Intel Corp.
3.73%, 12/8/2047	145	101
3.25%, 11/15/2049	280	177
KLA Corp. 3.30%, 3/1/2050	442	301
Marvell Technology, Inc. 5.45%, 7/15/2035	1,038	1,055
Micron Technology, Inc. 5.30%, 1/15/2031	311	325
NXP BV (Netherlands) 3.25%, 5/11/2041	365	268
		3,300
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	386	379
Oracle Corp.
4.80%, 9/26/2032	555	529
5.70%, 2/4/2036	215	207
3.80%, 11/15/2037	799	634
3.65%, 3/25/2041	750	534
6.55%, 2/4/2046	40	37
3.95%, 3/25/2051	100	63
6.70%, 2/4/2056	330	306
6.85%, 2/4/2066	105	97
Roper Technologies, Inc. 1.75%, 2/15/2031	277	239
Synopsys, Inc.
5.00%, 4/1/2032	250	252
5.70%, 4/1/2055	265	253
VMware LLC 4.70%, 5/15/2030	415	418
		3,948
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	380	387
1.88%, 10/15/2030	1,190	1,050
Crown Castle, Inc. 5.80%, 3/1/2034	120	123
CubeSmart LP 2.00%, 2/15/2031	570	500
		2,060
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	185	132
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.70%, 8/5/2051	295	181
Dell International LLC
6.20%, 7/15/2030	970	1,025
5.30%, 4/1/2032	605	614
		1,820

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	375	329
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	265	241
		570
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	215	216
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	550	521
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	670	609
3.40%, 10/15/2052	430	282
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	300	283
		1,174
Total Corporate Bonds (Cost $165,052)		157,370
Mortgage-Backed Securities — 6.7%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	985	929
Pool # WA1626, 3.45%, 8/1/2032	1,126	1,069
Pool # WN3225, 3.80%, 10/1/2034	750	709
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	483	455
Pool # QA9530, 2.50%, 5/1/2050	420	359
Pool # QB4026, 2.50%, 10/1/2050	1,398	1,202
Pool # QB4045, 2.50%, 10/1/2050	897	771
Pool # QB4484, 2.50%, 10/1/2050	652	561
Pool # QB4542, 2.50%, 10/1/2050	505	435
Pool # QB8503, 2.50%, 2/1/2051	709	602
Pool # SD4767, 2.50%, 2/1/2051	1,060	908
Pool # QC9443, 2.50%, 10/1/2051	562	482
Pool # RA6132, 2.50%, 10/1/2051	1,268	1,074
Pool # SD0781, 3.00%, 11/1/2051	1,409	1,245
Pool # QD4686, 4.00%, 1/1/2052	241	229
Pool # QD7596, 2.50%, 2/1/2052	1,897	1,622
Pool # RA6815, 2.50%, 2/1/2052	1,538	1,314
Pool # SD3952, 2.50%, 3/1/2052	1,226	1,052
Pool # QE1637, 4.00%, 5/1/2052	239	228
Pool # QE1832, 4.50%, 5/1/2052	331	325
Pool # SD4119, 3.00%, 8/1/2052	701	624
Pool # QH9845, 6.00%, 2/1/2054	1,314	1,357
Pool # SD7018, 4.50%, 3/1/2054	1,404	1,368
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	737	757
Pool # BK2113, 2.50%, 3/1/2050	405	344
Pool # CA5658, 2.50%, 5/1/2050	125	106

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM3118, 3.00%, 5/1/2050	366	328
Pool # BP8608, 2.50%, 6/1/2050	271	231
Pool # BP9250, 2.50%, 7/1/2050	1,107	950
Pool # FP0059, 2.50%, 8/1/2050	902	761
Pool # BP6749, 2.50%, 9/1/2050	1,145	973
Pool # BQ2894, 3.00%, 9/1/2050	716	638
Pool # BK8152, 2.50%, 10/1/2050	262	223
Pool # BQ3996, 2.50%, 10/1/2050	571	491
Pool # BQ5243, 3.50%, 10/1/2050	245	227
Pool # CA7398, 3.50%, 10/1/2050	843	781
Pool # BP7667, 2.50%, 12/1/2050	651	558
Pool # BR4318, 3.00%, 1/1/2051	96	86
Pool # CA8637, 4.00%, 1/1/2051	1,420	1,361
Pool # CB0189, 3.00%, 4/1/2051	262	233
Pool # CB0458, 2.50%, 5/1/2051	424	360
Pool # FS7655, 2.50%, 5/1/2051	1,056	896
Pool # BT0122, 2.50%, 6/1/2051	195	165
Pool # FM7916, 2.50%, 6/1/2051	356	306
Pool # FM7957, 2.50%, 7/1/2051	2,492	2,138
Pool # CB1301, 2.50%, 8/1/2051	657	564
Pool # FM8247, 2.50%, 8/1/2051	356	305
Pool # CB1566, 2.50%, 9/1/2051	1,293	1,091
Pool # FM8659, 2.50%, 9/1/2051	686	584
Pool # FS6514, 2.50%, 9/1/2051	381	328
Pool # FS4624, 2.50%, 11/1/2051	312	264
Pool # CB2313, 2.50%, 12/1/2051	399	342
Pool # FS2559, 3.00%, 12/1/2051	1,160	1,028
Pool # CB2637, 2.50%, 1/1/2052	746	641
Pool # BV4831, 3.00%, 2/1/2052	419	369
Pool # FS7749, 3.00%, 2/1/2052	1,441	1,280
Pool # BV0295, 3.50%, 2/1/2052	851	794
Pool # BV3950, 4.00%, 2/1/2052	367	348
Pool # FS4476, 3.00%, 5/1/2052	2,143	1,887
Pool # CB3608, 3.50%, 5/1/2052	1,744	1,604
Pool # BV6743, 4.50%, 5/1/2052	314	305
Pool # BY4714, 5.00%, 6/1/2053	922	912
Pool # BY4761, 5.00%, 6/1/2053	362	359
Pool # DA7753, 5.50%, 1/1/2054	153	156
Pool # CB8334, 5.50%, 4/1/2054	1,425	1,436
Pool # DB6037, 5.50%, 5/1/2054	597	605
Pool # DB6039, 6.00%, 5/1/2054	555	572
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	616	620
Pool # AM3010, 5.07%, 3/1/2028	512	521
Pool # BL8639, 1.09%, 4/1/2028	736	693
Pool # AM5319, 4.34%, 1/1/2029	458	461
Pool # BS8149, 4.97%, 9/1/2029	900	919
Pool # BS0448, 1.27%, 12/1/2029	1,010	907

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN7593, 2.99%, 12/1/2029	309	296
Pool # BL9252, 1.37%, 3/1/2030	369	332
Pool # AN8285, 3.11%, 3/1/2030	316	305
Pool # AM8544, 3.08%, 4/1/2030	131	126
Pool # AN8990, 3.53%, 4/1/2030	445	432
Pool # BS7168, 4.57%, 6/1/2030	683	690
Pool # BL9251, 1.45%, 10/1/2030	802	713
Pool # BL9891, 1.37%, 12/1/2030	573	506
Pool # BS0025, 1.38%, 12/1/2030	1,058	940
Pool # BL9494, 1.46%, 12/1/2030	265	234
Pool # BS8442, 4.74%, 4/1/2031	1,054	1,070
Pool # BS2915, 1.87%, 5/1/2031	208	185
Pool # BS7167, 4.64%, 7/1/2031	1,651	1,676
Pool # BS7437, 5.04%, 8/1/2031	866	894
Pool # BS4563, 2.01%, 1/1/2032	255	226
Pool # BS5580, 3.68%, 1/1/2032	1,078	1,042
Pool # BM6898, 2.15%, 2/1/2032 (h)	551	491
Pool # BS4654, 2.39%, 3/1/2032	830	753
Pool # BL5680, 2.44%, 3/1/2032	1,272	1,147
Pool # AN5952, 3.01%, 7/1/2032	330	309
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,498
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,575
Pool # BS6345, 3.91%, 8/1/2032	510	496
Pool # BZ0884, 5.37%, 9/1/2032	937	980
Pool # BM3226, 3.45%, 10/1/2032 (h)	1,335	1,279
Pool # BS6822, 3.81%, 10/1/2032	980	949
Pool # BS6872, 4.41%, 10/1/2032	285	285
Pool # BS6926, 4.51%, 10/1/2032	353	356
Pool # BS6928, 4.55%, 10/1/2032	310	313
Pool # BS6954, 4.93%, 10/1/2032	779	800
Pool # BM6491, 1.46%, 11/1/2032 (h)	1,573	1,323
Pool # BM6492, 1.51%, 11/1/2032 (h)	1,996	1,684
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,093
Pool # BS7090, 4.45%, 12/1/2032	1,026	1,029
Pool # BS7113, 4.90%, 12/1/2032	295	304
Pool # AN7923, 3.33%, 1/1/2033	640	601
Pool # BS8428, 4.41%, 1/1/2033	1,221	1,217
Pool # BS7398, 4.74%, 2/1/2033	845	857
Pool # BS5357, 3.41%, 3/1/2033	799	748
Pool # AN9067, 3.51%, 5/1/2033	345	327
Pool # BS8416, 4.56%, 5/1/2033	580	585
Pool # BS5511, 3.45%, 8/1/2033	1,044	976
Pool # BS5127, 3.15%, 9/1/2033	615	563
Pool # BL1012, 4.03%, 12/1/2033	335	326
Pool # BL0900, 4.08%, 2/1/2034	190	185
Pool # BZ0430, 4.32%, 2/1/2034	800	791
Pool # BZ2030, 4.39%, 10/1/2034	630	620
Pool # BL7124, 1.93%, 6/1/2035	662	549

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN4430, 3.61%, 1/1/2037	568	545
Pool # BL6060, 2.46%, 4/1/2040	595	442
Pool # BF0107, 4.50%, 6/1/2056	467	451
Pool # BF0219, 3.50%, 9/1/2057	1,222	1,111
Pool # BF0230, 5.50%, 1/1/2058	1,183	1,226
Pool # BF0334, 3.50%, 1/1/2059	314	285
Pool # BF0497, 3.00%, 7/1/2060	563	487
Pool # BF0537, 3.00%, 3/1/2061	1,041	900
Pool # BF0561, 3.00%, 9/1/2061	1,393	1,200
Pool # BF0578, 2.50%, 12/1/2061	3,067	2,522
Pool # BF0732, 2.50%, 6/1/2063	1,421	1,175
Pool # BF0733, 3.00%, 6/1/2063	1,304	1,123
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	884	811
Pool # BR3929, 3.50%, 10/20/2050	409	376
Pool # BW1726, 3.50%, 10/20/2050	515	473
Pool # BS8546, 2.50%, 12/20/2050	1,289	1,099
Pool # BR3928, 3.00%, 12/20/2050	669	607
Pool # BU7538, 3.00%, 12/20/2050	378	343
Pool # 785294, 3.50%, 1/20/2051	1,233	1,116
Pool # CA8452, 3.00%, 2/20/2051	1,775	1,598
Pool # CA9005, 3.00%, 2/20/2051	323	297
Pool # CB1543, 3.00%, 2/20/2051	1,352	1,208
Pool # CA3588, 3.50%, 2/20/2051	1,479	1,357
Pool # CB1536, 3.50%, 2/20/2051	1,466	1,356
Pool # CB1542, 3.00%, 3/20/2051	906	809
Pool # CC0070, 3.00%, 3/20/2051	169	154
Pool # CC8726, 3.00%, 3/20/2051	285	255
Pool # CC8738, 3.00%, 3/20/2051	305	273
Pool # CC8723, 3.50%, 3/20/2051	1,905	1,749
Pool # CC0088, 4.00%, 3/20/2051	81	77
Pool # CC0092, 4.00%, 3/20/2051	193	183
Pool # CC8727, 3.00%, 4/20/2051	458	409
Pool # CC8739, 3.00%, 4/20/2051	1,272	1,138
Pool # CC8740, 3.00%, 4/20/2051	998	891
Pool # CC8751, 3.00%, 4/20/2051	213	190
Pool # CA3563, 3.50%, 7/20/2051	890	827
Pool # CE2586, 3.50%, 7/20/2051	1,253	1,151
Pool # CK1527, 3.50%, 12/20/2051	996	920
Pool # CJ8184, 3.50%, 1/20/2052	1,057	970
Pool # CK2716, 3.50%, 2/20/2052	775	702
Pool # CK8295, 5.00%, 3/20/2052	474	469
Pool # MA8148, 3.00%, 7/20/2052	50	45
Pool # MA8200, 4.00%, 8/20/2052	256	242
Pool # CN3127, 5.00%, 8/20/2052	443	441
Pool # MA8874, 3.00%, 5/20/2053	455	408
Pool # CV0172, 6.50%, 7/20/2053	737	784
Pool # CU6748, 6.00%, 9/20/2053	892	917

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DA2721, 5.50%, 3/20/2054	291	296
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	438	436
Pool # CU1093, 5.50%, 6/20/2063	283	285
Pool # CV6673, 5.50%, 6/20/2063	694	698
Pool # CU1092, 6.00%, 6/20/2063	362	370
Pool # 785183, 2.94%, 10/20/2070 (h)	708	643
Total Mortgage-Backed Securities (Cost $132,010)		125,244
Asset-Backed Securities — 3.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	129	121
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	870	861
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	546	532
Series 2016-3, Class AA, 3.00%, 10/15/2028	375	364
Series 2017-2, Class A, 3.60%, 10/15/2029	594	566
Series 2021-1, Class B, 3.95%, 7/11/2030	640	611
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	720	727
Series 2026-1, Class D, 5.10%, 1/12/2033 (d)	830	824
AMSR Trust
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	790	760
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	565	539
Series 2025-SFR2, Class C, 4.28%, 11/17/2042 (d)	1,158	1,106
Aqua Finance Issuer Trust
Series 2025-A, Class B, 5.56%, 12/19/2050 (d)	812	824
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	320	325
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	208	201
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	705	713
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	545	557
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	1,065	1,029
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	1,225	1,177
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,375	1,388
Series 2024-1, Class D, 6.03%, 11/15/2029	560	570
Series 2024-2, Class C, 6.07%, 2/15/2030	1,200	1,217
Series 2024-3, Class D, 5.83%, 5/15/2030	660	670
Series 2025-1, Class D, 5.64%, 11/15/2030	1,365	1,378
Series 2025-4, Class C, 4.80%, 8/15/2031	1,324	1,321
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	290	287
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	1,190	1,186
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	108	105
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	694	633
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	579	586

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	540	542
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (d)	1,109	1,112
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	625	627
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	560	568
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	1,510	1,558
Series 2025-2A, Class B, 4.87%, 1/15/2036 (d)	1,650	1,653
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	438	440
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	100	93
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	442	425
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	330	333
Series 2025-2, Class D, 4.90%, 12/15/2032	1,330	1,323
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	435	443
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	123	118
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	52	49
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	350	355
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	414	418
Series 2024-1A, Class D, 5.84%, 6/17/2030	545	553
Series 2025-4A, Class C, 4.57%, 6/16/2031	1,700	1,691
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,540	1,548
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	301	303
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	71	71
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,215	1,199
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	410	405
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	745	716
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	450	467
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	363	361
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	178	178
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class C, 5.11%, 1/15/2031 (d)	1,305	1,315
Series 2025-4A, Class C, 4.74%, 8/15/2031 (d)	1,200	1,194
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	195	199
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (d)	515	522
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	1,415	1,423
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	365	370
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	436	443
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,122	1,101
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	646	605
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	94	96
Series 2024-2, Class B1, 5.44%, 10/20/2032 (d)	264	266

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	405	391
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	510	521
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,122	1,109
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	437	443
Series 2025-AA, Class A, 4.98%, 5/20/2038 (d)	1,005	1,012
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	306	292
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	42	40
Series 2025-1A, Class B, 5.21%, 9/22/2042 (d)	342	342
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	180	182
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (d)	1,074	1,052
Octane Receivables Trust
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	485	489
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	1,300	1,321
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	295	285
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	310	305
Series 2026-A, Class B, 5.06%, 1/9/2034 (d)	540	539
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	920	867
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	540	503
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	1,210	1,117
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	270	259
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	195	184
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	310	292
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (d)	895	828
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (d)	2,198	2,103
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (d)	2,597	2,473
Reach ABS Trust
Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	400	404
Series 2026-1A, Class C, 4.80%, 2/15/2033 (d)	560	556
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	550	552
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	340	351
Series 2024-1A, Class D, 6.58%, 6/21/2033 (d)	425	441
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	620	640
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	1,150	1,169
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	168	169
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	146	148
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	196	195
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	674	676
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 ‡ (d)	465	9
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	538	534
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	395	391

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	217	212
Series 2016-1, Class A, 3.45%, 7/7/2028	386	375
Series 2018-1, Class A, 3.70%, 3/1/2030	422	406
Series 2024-1, Class AA, 5.45%, 2/15/2037	454	462
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (d)	750	752
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	27	27
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	545	552
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	307	310
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	375	379
Total Asset-Backed Securities (Cost $73,004)		72,920
Collateralized Mortgage Obligations — 1.9%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (g)	360	360
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (d) (h)	620	608
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.36%, 7/25/2043 (d) (h)	655	669
FARM Mortgage Trust Series 2024-2, Class A, 5.17%, 8/1/2054 (d) (h)	429	394
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	431	405
Series 2018-1, Class M60C, 3.50%, 5/25/2057	740	692
Series 2019-1, Class MT, 3.50%, 7/25/2058	282	255
Series 2019-1, Class M55D, 4.00%, 7/25/2058	409	389
Series 2019-2, Class M55D, 4.00%, 8/25/2058	735	695
Series 2019-3, Class M55D, 4.00%, 10/25/2058	653	617
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	933	836
Series 2020-3, Class TTW, 3.00%, 5/25/2060	708	663
Series 2022-1, Class MTU, 3.25%, 11/25/2061	280	244
Series 2024-2, Class MT, 3.50%, 5/25/2064	922	811
FHLMC, REMIC
Series 4257, Class DZ, 2.50%, 10/15/2043	477	420
Series 5190, Class LM, 2.50%, 1/25/2048	894	819
Series 5147, Class PC, 1.50%, 10/25/2048	1,979	1,615
Series 5174, Class IG, IO, 3.00%, 1/25/2050	3,603	457
Series 5052, Class KI, IO, 4.00%, 12/25/2050	3,624	733
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,508	450
Series 5225, Class QL, 4.00%, 5/25/2052	825	698
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	280	291
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	119	119
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	233	228
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	711
Series 2020-54, Class MA, 1.50%, 8/25/2050	292	242
Series 2022-4, Class TA, 1.00%, 4/25/2051	670	547
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	3,713	803
Series 2022-46, Class GZ, 4.50%, 7/25/2052	805	730
Series 2025-18, Class MA, 0.50%, 9/25/2054	1,152	984
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	549	557

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	616	637
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	2,558	272
Series 2022-93, Class JZ, 4.50%, 5/20/2052	522	354
Series 2022-105, Class SG, IF, IO, 2.38%, 6/20/2052 (h)	2,285	208
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,725	1,659
Series 2015-H11, Class FC, 4.33%, 5/20/2065 (h)	106	106
Series 2021-H14, Class YD, 7.01%, 6/20/2071 (h)	1,033	920
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (d) (g)	939	912
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (g)	900	901
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	333	334
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	765	765
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	936	940
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	740	741
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	1,970	1,980
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	362	362
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (d) (h)	1,350	1,342
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	420	421
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	1,887	1,752
Series 2025-2, Class A1, 3.00%, 10/25/2035	1,670	1,555
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	465	467
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	1,741	1,566
Total Collateralized Mortgage Obligations (Cost $37,197)		36,236
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	658
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (d) (h)	685	670
FHLMC MSCR Trust Series 2021-MN1, Class M1, 5.66%, 1/25/2051 (d) (h)	47	47
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	591	579
Series K754, Class AM, 4.94%, 11/25/2030 (h)	570	584
Series K-1510, Class A2, 3.72%, 1/25/2031	295	288
FNMA ACES
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (h)	224	216
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (h)	555	486
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (h)	1,620	1,432
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (h)	780	780
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (h)	1,091	63
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (h)	595	577
Series 2016-K56, Class B, 3.93%, 6/25/2049 (d) (h)	450	448
Series 2017-K67, Class C, 3.95%, 9/25/2049 (d) (h)	880	867
Series 2019-K97, Class B, 3.77%, 9/25/2051 (d) (h)	760	737
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 7.66%, 11/25/2053 (d) (h)	681	699
Series 2024-01, Class M7, 6.41%, 7/25/2054 (d) (h)	357	361

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	345	351
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	885	787
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 4.99%, 7/15/2040 (d) (h)	400	409
Total Commercial Mortgage-Backed Securities (Cost $11,174)		11,039
Foreign Government Securities — 0.2%
Republic of Panama 5.23%, 2/23/2034	265	257
Republic of Peru 2.78%, 12/1/2060	162	86
United Mexican States
6.00%, 5/13/2030	209	216
5.85%, 7/2/2032	510	515
5.38%, 3/22/2033	1,140	1,114
5.63%, 2/9/2034	383	376
3.50%, 2/12/2034	727	619
6.88%, 5/13/2037	309	323
6.34%, 5/4/2053	200	186
Total Foreign Government Securities (Cost $3,893)		3,692
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $195)	195	197
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (j) (Cost $47,215)	47,215	47,215
Total Investments — 100.1% (Cost $1,517,840)		1,864,052
Liabilities in Excess of Other Assets — (0.1)%		(2,729)
NET ASSETS — 100.0%		1,861,323

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2026. The rate may be subject to a cap and floor.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2026.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2026.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of March 31, 2026.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	121	06/18/2026	USD	13,433	(236)
U.S. Treasury 2 Year Note	280	06/30/2026	USD	58,098	(197)
U.S. Treasury 5 Year Note	43	06/30/2026	USD	4,652	(71)
					(504)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(27)	06/18/2026	USD	(3,063)	(2)
U.S. Treasury Long Bond	(33)	06/18/2026	USD	(3,750)	111
U.S. Treasury Ultra Bond	(19)	06/18/2026	USD	(2,209)	90
					199
					(305)

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$71,438	$1,482	$72,920
Collateralized Mortgage Obligations	—	34,286	1,950	36,236
Commercial Mortgage-Backed Securities	—	11,039	—	11,039
Corporate Bonds
Aerospace & Defense	—	4,092	—	4,092
Automobiles	—	808	—	808
Banks	—	49,089	—	49,089
Beverages	—	675	—	675
Biotechnology	—	2,741	—	2,741
Broadline Retail	—	833	—	833
Building Products	—	147	—	147
Capital Markets	—	11,789	—	11,789
Chemicals	—	1,866	—	1,866
Commercial Services & Supplies	—	694	—	694
Construction & Engineering	—	296	—	296
Consumer Finance	—	4,537	—	4,537
Consumer Staples Distribution & Retail	—	202	—	202
Containers & Packaging	—	932	—	932
Diversified Consumer Services	—	85	—	85
Diversified REITs	—	1,046	—	1,046
Diversified Telecommunication Services	—	3,062	—	3,062
Electric Utilities	—	18,109	—	18,109
Electronic Equipment, Instruments & Components	—	310	—	310
Energy Equipment & Services	—	295	—	295
Entertainment	—	966	—	966
Financial Services	—	3,282	795	4,077
Food Products	—	3,699	—	3,699
Gas Utilities	—	308	—	308
Ground Transportation	—	1,651	—	1,651
Health Care Equipment & Supplies	—	417	—	417
Health Care Providers & Services	—	5,303	—	5,303
Health Care REITs	—	120	—	120
Hotels, Restaurants & Leisure	—	169	—	169
Independent Power and Renewable Electricity Producers	—	810	—	810
Industrial REITs	—	444	—	444
Insurance	—	3,207	—	3,207
Interactive Media & Services	—	2,213	—	2,213
Life Sciences Tools & Services	—	357	—	357
Machinery	—	221	—	221
Media	—	757	—	757
Metals & Mining	—	1,397	—	1,397
Multi-Utilities	—	2,359	—	2,359
Office REITs	—	267	—	267
Oil, Gas & Consumable Fuels	—	9,415	—	9,415
Passenger Airlines	—	568	—	568

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pharmaceuticals	$—	$2,261	$—	$2,261
Residential REITs	—	509	—	509
Retail REITs	—	526	—	526
Semiconductors & Semiconductor Equipment	—	3,300	—	3,300
Software	—	3,948	—	3,948
Specialized REITs	—	2,060	—	2,060
Specialty Retail	—	132	—	132
Technology Hardware, Storage & Peripherals	—	1,820	—	1,820
Tobacco	—	570	—	570
Trading Companies & Distributors	—	216	—	216
Water Utilities	—	521	—	521
Wireless Telecommunication Services	—	1,174	—	1,174
Total Corporate Bonds	—	156,575	795	157,370
Exchange-Traded Funds	425,394	—	—	425,394
Foreign Government Securities	—	3,692	—	3,692
Investment Companies	815,315	—	—	815,315
Mortgage-Backed Securities	—	125,244	—	125,244
Municipal Bonds	—	197	—	197
U.S. Treasury Obligations	—	169,430	—	169,430
Short-Term Investments
Investment Companies	47,215	—	—	47,215
Total Investments in Securities	$1,287,924	$571,901	$4,227	$1,864,052
Appreciation in Other Financial Instruments
Futures Contracts	$201	$—	$—	$201
Depreciation in Other Financial Instruments
Futures Contracts	$(506)	$—	$—	$(506)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(305)	$—	$—	$(305)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$38,276	$3,696	$9,555	$2,232	$2,830	$37,479	570	$1,035	$917
JPMorgan BetaBuilders International Equity ETF (a)	206,955	18,691	41,996	13,184	4,700	201,534	2,756	5,458	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,561	949	2,689	368	389	15,578	163	373	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	57,860	3,001	10,764	3,640	2,784	56,521	521	588	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	32,056	994	6,024	1,120	3,155	31,301	417	307	—

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$196,257	$46,145	$47,658	$(3,667)	$4,021	$195,098	26,910	$7,389	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	33,460	1,613	4,208	146	735	31,746	4,907	1,612	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	38,052	4,665	12,028	2,870	3,612	37,171	1,699	1,416	—
JPMorgan Equity Index Fund Class R6 Shares (a)	439,299	27,061	63,503	29,181	(6,433)	425,605	4,350	3,764	714
JPMorgan High Yield Fund Class R6 Shares (a)	132,260	9,039	14,434	(42)	(1,128)	125,695	19,367	6,349	—
JPMorgan Inflation Managed Bond ETF (a)	87,582	3,707	8,525	(59)	276	82,981	1,715	2,275	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	331	331	—	—	—	—	1	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	70,554	279,172	302,511	—	—	47,215	47,215	1,670	—
Total	$1,349,172	$399,064	$524,226	$48,973	$14,941	$1,287,924		$32,237	$1,631

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.